SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Derivative liabilities and long-term debt (Details) $ in Thousands	Dec. 31, 2024 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Derivative liabilities	$ 0